Income taxes - Summary of temporary difference, unused tax losses and unused tax credits (Detail) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (3,613,127)	$ (1,002,981)	$ 349,238
Deferred tax assets not recognized	(3,613,127)	(1,002,981)	(349,238)
Net deferred tax assets	0	0	0
Tax Losses And Tax Credit Carry Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,799,216	1,163,353	(349,238)
Reserves And Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	84,464	24,164	0
Property Plant And Equipment Due To Differences In Amortization [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(205,158)	(184,536)	0
Right Of Use Assets Net Of Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (65,395)	$ 0	$ 0